Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Lives [Table Text Block]
Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$76,927	12.3%	$25,020	4.0%	n/a	n/a
Bank	$72,076	11.5%	$24,966	4.0%	$31,208	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$76,927	14.7%	$20,928	4.0%	n/a	n/a
Bank	$72,076	13.8%	$20,914	4.0%	$31,371	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$83,463	16.0%	$41,856	8.0%	n/a	n/a
Bank	$78,612	15.0%	$41,828	8.0%	$52,285	10.0%
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	RaRtio	Amount	Ratio	Amount	Ratio
As of December 31, 2013

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$67,858	10.7%	$25,344	4.0%	n/a	n/a
Bank	$65,410	10.3%	$25,300	4.0%	$31,625	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$67,858	13.4%	$20,192	4.0%	n/a	n/a
Bank	$65,410	13.0%	$20,166	4.0%	$30,248	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,178	14.7%	$40,384	8.0%	n/a	n/a
Bank	$71,730	14.2%	$40,331	8.0%	$50,414	10.0%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended	Year Ended	Year Ended
	December 31, 2014	December 31, 2013	December 31, 2012

Net income available to common shareholders	$5,425,486	$4,445,187	$867,298
Average common shares outstanding	4,006,461	2,733,969	2,715,186
Effect of dilutive securities	68,040	79,646	144,743
Average diluted shares outstanding	4,074,501	2,813,615	2,859,929
Basic income per common share	$1.35	$1.63	$0.32
Diluted income per common share	$1.33	$1.58	$0.30